Expense Example - THE GABELLI ABC FUND	Apr. 30, 2025 USD ($)
THE GABELLI ABC FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
THE GABELLI ABC FUND Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	$ 1,363